Prepayments and Premiums Under Operating Leases (Details) - Schedule of analyzed for reporting - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of analyzed for reporting [Abstract]
Current asset	$ 82,714	$ 80,494
Non-current asset	2,324,695	2,339,406
Total	$ 2,407,409	$ 2,419,900	$ 2,336,471